Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
February 28, 2026
EII-NPRT1-0426
1.797940.122
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	632,000	45,320,720
FRANCE - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Capgemini SE	402,500	50,866,701
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	495,070	74,428,264
NETHERLANDS - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
Magnum Ice Cream Co NV/The (United States) (a)	297,160	4,715,929
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	188,700	42,836,787
TOTAL NETHERLANDS		47,552,716
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	299,300	112,111,794
UNITED KINGDOM - 1.9%
Consumer Staples - 1.3%
Beverages - 0.6%
Diageo PLC	2,053,200	46,046,156
Personal Care Products - 0.7%
Unilever PLC ADR	831,010	61,286,988
TOTAL CONSUMER STAPLES		107,333,144
Industrials - 0.6%
Industrial Conglomerates - 0.2%
DCC PLC	231,972	16,209,194
Trading Companies & Distributors - 0.4%
Bunzl PLC	1,074,800	31,712,874
TOTAL INDUSTRIALS		47,922,068
TOTAL UNITED KINGDOM		155,255,212
UNITED STATES - 92.3%
Communication Services - 6.7%
Diversified Telecommunication Services - 2.0%
Comcast Corp Class A	1,683,100	52,108,776
Verizon Communications Inc	2,208,190	110,718,647
		162,827,423
Entertainment - 0.7%
Walt Disney Co/The	554,300	58,777,972
Interactive Media & Services - 2.7%
Alphabet Inc Class A	705,400	219,915,504
Media - 0.3%
Omnicom Group Inc	292,100	24,913,209
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	388,200	84,274,338
TOTAL COMMUNICATION SERVICES		550,708,446
Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Lear Corp (a)	187,500	24,609,375
Diversified Consumer Services - 0.5%
H&R Block Inc	1,436,800	43,994,816
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza Inc	70,700	28,457,457
Vail Resorts Inc (a)	121,000	16,433,010
		44,890,467
Household Durables - 0.4%
Whirlpool Corp (a)	460,900	31,539,387
Specialty Retail - 0.2%
Bath & Body Works Inc	893,800	20,342,888
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	147,000	22,854,090
TOTAL CONSUMER DISCRETIONARY		188,231,023
Consumer Staples - 10.5%
Beverages - 3.3%
Brown-Forman Corp Class B (a)	503,100	14,519,466
Coca-Cola Co/The	613,100	50,004,436
Constellation Brands Inc Class A	301,300	47,563,218
Keurig Dr Pepper Inc	5,328,800	161,356,064
		273,443,184
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A (a)	3,383,600	60,566,440
Sysco Corp	598,400	54,550,144
		115,116,584
Food Products - 1.6%
Campbell's Company/The (a)	969,400	26,125,330
JM Smucker Co	457,400	53,035,530
Mondelez International Inc	811,800	49,990,644
		129,151,504
Household Products - 3.7%
Clorox Co/The	353,300	44,925,628
Procter & Gamble Co/The	1,236,000	206,659,200
Reynolds Consumer Products Inc (a)	2,195,500	54,470,355
		306,055,183
Personal Care Products - 0.5%
Kenvue Inc	2,243,140	42,888,837
TOTAL CONSUMER STAPLES		866,655,292
Energy - 7.0%
Energy Equipment & Services - 0.5%
SLB Ltd	746,300	38,315,042
Oil, Gas & Consumable Fuels - 6.5%
Cheniere Energy Inc	210,300	49,574,019
Enterprise Products Partners LP	1,090,100	39,396,214
Exxon Mobil Corp	668,000	101,870,000
Kinder Morgan Inc	2,918,400	97,095,168
Shell PLC ADR	2,699,700	225,451,947
Sunoco LP	347,300	22,154,267
		535,541,615
TOTAL ENERGY		573,856,657
Financials - 19.3%
Banks - 9.0%
Bank of America Corp	2,782,500	138,651,975
East West Bancorp Inc	167,300	18,310,985
Huntington Bancshares Inc/OH	5,215,700	87,623,760
M&T Bank Corp	707,700	153,556,746
Pinnacle Financial Partners Inc	286,400	25,993,664
PNC Financial Services Group Inc/The	395,300	83,941,955
US Bancorp	2,895,550	158,270,763
Wells Fargo & Co	920,058	74,938,724
		741,288,572
Capital Markets - 2.5%
Blue Owl Capital Inc Class A	974,400	10,279,920
Charles Schwab Corp/The	611,400	58,205,280
Lazard Inc	693,800	35,106,280
Northern Trust Corp	577,200	82,591,548
State Street Corp	159,700	20,540,614
		206,723,642
Financial Services - 0.7%
Fidelity National Information Services Inc	1,087,800	55,434,288
Insurance - 7.1%
American Financial Group Inc/OH	89,200	11,861,816
Arthur J Gallagher & Co	305,600	69,737,920
Assurant Inc	283,300	65,042,847
Chubb Ltd	533,663	181,904,370
Fidelity National Financial Inc	544,100	28,772,008
First American Financial Corp	852,100	59,740,731
Travelers Companies Inc/The	556,900	171,881,616
		588,941,308
TOTAL FINANCIALS		1,592,387,810
Health Care - 12.1%
Biotechnology - 1.9%
Gilead Sciences Inc (b)	1,068,000	159,078,600
Health Care Providers & Services - 2.7%
Cigna Group/The	507,100	146,967,722
CVS Health Corp	513,100	40,996,690
Elevance Health Inc	115,600	36,992,000
		224,956,412
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co	748,700	46,696,419
GSK PLC ADR	2,734,200	161,673,246
Johnson & Johnson (b)	670,178	166,492,321
Merck & Co Inc	1,333,700	165,138,734
Royalty Pharma PLC Class A	1,527,900	70,604,259
		610,604,979
TOTAL HEALTH CARE		994,639,991
Industrials - 11.5%
Aerospace & Defense - 0.4%
General Dynamics Corp	89,200	31,848,860
Air Freight & Logistics - 2.6%
CH Robinson Worldwide Inc	91,800	17,005,950
FedEx Corp	158,900	61,494,300
United Parcel Service Inc Class B	1,175,900	136,357,364
		214,857,614
Building Products - 0.2%
Owens Corning	155,100	18,933,057
Electrical Equipment - 1.2%
Regal Rexnord Corp	466,300	103,042,974
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings Inc	784,600	49,367,032
Industrial Conglomerates - 1.0%
3M Co	475,000	78,527,000
Machinery - 2.2%
Allison Transmission Holdings Inc	712,900	89,326,370
Flowserve Corp	220,300	19,500,956
Oshkosh Corp	216,500	36,809,330
PACCAR Inc	290,700	36,654,363
		182,291,019
Professional Services - 2.7%
Genpact Ltd	858,500	34,099,620
Paycom Software Inc	423,900	53,339,337
Robert Half Inc (a)	439,500	10,732,590
SS&C Technologies Holdings Inc	1,661,800	125,116,922
		223,288,469
Trading Companies & Distributors - 0.6%
Watsco Inc (a)	119,900	50,037,867
TOTAL INDUSTRIALS		952,193,892
Information Technology - 8.7%
Communications Equipment - 1.5%
Cisco Systems Inc	1,598,253	126,997,183
IT Services - 2.1%
Accenture PLC Class A	332,000	69,295,040
Amdocs Ltd	1,479,250	103,251,650
		172,546,690
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM Inc	495,800	70,582,088
Software - 3.1%
Dolby Laboratories Inc Class A	304,800	20,290,536
Gen Digital Inc	2,289,100	51,664,987
Intuit Inc	72,700	29,736,481
Microsoft Corp	179,600	70,536,104
Salesforce Inc	428,600	83,486,994
		255,715,102
Technology Hardware, Storage & Peripherals - 1.1%
Seagate Technology Holdings PLC	85,500	34,870,320
Western Digital Corp	213,900	59,827,830
		94,698,150
TOTAL INFORMATION TECHNOLOGY		720,539,213
Materials - 4.8%
Chemicals - 0.7%
Corteva Inc	708,800	56,789,056
Containers & Packaging - 4.1%
Amcor PLC (a)	1,185,285	57,403,353
Ball Corp	1,240,900	83,301,617
Crown Holdings Inc (a)	678,600	77,767,560
Silgan Holdings Inc	958,700	46,065,535
Smurfit Westrock PLC	569,000	26,748,690
Sonoco Products Co (a)	840,200	47,446,094
		338,732,849
TOTAL MATERIALS		395,521,905
Real Estate - 2.6%
Specialized REITs - 2.6%
American Tower Corp	330,600	63,428,916
Equinix Inc	39,400	38,385,844
Public Storage	214,500	65,864,370
Weyerhaeuser Co	2,038,600	50,006,858
TOTAL REAL ESTATE		217,685,988
Utilities - 6.8%
Electric Utilities - 5.7%
Edison International	363,558	27,172,325
Evergy Inc	656,900	54,956,254
Exelon Corp	3,829,300	189,435,471
FirstEnergy Corp	1,387,700	70,994,732
NRG Energy Inc	188,300	33,698,168
PG&E Corp	2,859,800	54,336,200
Portland General Electric Co	752,400	40,599,504
		471,192,654
Multi-Utilities - 1.1%
Sempra	945,600	91,032,912
TOTAL UTILITIES		562,225,566
TOTAL UNITED STATES		7,614,645,783
TOTAL COMMON STOCKS (Cost $5,994,844,131)		8,100,181,190

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	134,609,812	134,636,733
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	265,724,816	265,751,389
TOTAL MONEY MARKET FUNDS (Cost $400,388,089)			400,388,122

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $6,395,232,220)	8,500,569,312
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(247,780,086)
NET ASSETS - 100.0%	8,252,789,226

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Gilead Sciences Inc	Chicago Board Options Exchange	2,100	31,279,500	150.00	3/2026	(704,550)
Johnson & Johnson	Chicago Board Options Exchange	2,000	49,686,000	240.00	4/2026	(2,920,000)
Johnson & Johnson	Chicago Board Options Exchange	2,100	52,170,300	230.00	3/2026	(4,184,250)

						(7,808,800)
TOTAL WRITTEN OPTIONS						(7,808,800)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $133,135,800.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $10,998,792.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,055,785	355,759,615	335,185,149	840,134	6,482	-	134,636,733	134,609,812	0.2%
Fidelity Securities Lending Cash Central Fund	258,715,562	596,800,781	589,763,379	176,566	(1,575)	-	265,751,389	265,724,816	0.7%
Total	372,771,347	952,560,396	924,948,528	1,016,700	4,907	-	400,388,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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